N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN FIDELITY SEPARATE ACCOUNT C
Entity Central Index Key	0001220781
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES	CROSS‑REFERENCE(S)

Charges for Early Withdrawals.
If you withdraw money from the Policy within the first 10 policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments.

For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.
Fee Table; Charges-Withdrawal Charge; Surrenders and Withdrawals

Transaction Charges.	Currently, there is no transfer fee for transfers between any of the investment options to which payments have been allocated; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.	Charges—Transfer Charge

Ongoing Fees and Expenses (annual charges).
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.

Fee Table; Charges

Annual Fee	Minimum	Maximum

Base Contract (as a percentage of average account value - only one Contract Class offered)	1.50%	1.50%

Investment options (Portfolio Company fees and expenses as a percentage of net asset value)	0.13%	0.74%

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,468	Highest Annual Cost: $1,958

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Policy within the first 10 policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments.For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Currently, there is no transfer fee for transfers between any of the investment options to which payments have been allocated; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges).
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.

Fee Table; Charges

Annual Fee	Minimum	Maximum

Base Contract (as a percentage of average account value - only one Contract Class offered)	1.50%	1.50%

Investment options (Portfolio Company fees and expenses as a percentage of net asset value)	0.13%	0.74%

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.50%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.74%
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $1,468	Highest Annual Cost: $1,958

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,468
Highest Annual Cost [Dollars]	$ 1,958
Risks [Table Text Block]

	RISKS	CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.	Principal Risks of Investing in the Policy

Not a Short-Term Investment.	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.	Principal Risks of Investing in the Policy

Risks Associated with Investment Options.	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy

Insurance Company Risks.	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.	Principal Risks of Investing in the Policy

Investment Restrictions [Text Block]	Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.We reserve the right to remove or substitute Portfolio Companies as investment options.
Optional Benefit Restrictions [Text Block]	N/A
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax‑qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	This policy is sold exclusively through investment professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer, and who are compensated for selling the policy with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your policy if you determine, after comparing other features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options. State premium taxes may also be deducted.

Transaction Expenses
	Policy Year		Withdrawal Charge
Surrender Charge (as a percentage of the amount surrendered)	1		8%
	2		8%
	3		8%
	4		8%
	5		8%
	6		4%
	7		4%
	8		4%
	9		4%
	10		4%
	11+		0%
Exchange Fee		None
Loan Interest Rate		5%
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).

Annual Contract Expenses
	Current Fee		Maximum Fee
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%
*
Consists of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We currently charge a lower fee than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. We may increase the administrative charge and/or the distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy. A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.13%	0.74%
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,270	$14,993	$19,972	$30,841

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,270	$6,993	$11,972	$25,633
Minimum Portfolio Company Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,657	$13,136	$16,849	$24,794

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,657	$5,136	$8,849	$19,259

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options. State premium taxes may also be deducted.

Transaction Expenses
	Policy Year		Withdrawal Charge
Surrender Charge (as a percentage of the amount surrendered)	1		8%
	2		8%
	3		8%
	4		8%
	5		8%
	6		4%
	7		4%
	8		4%
	9		4%
	10		4%
	11+		0%
Exchange Fee		None
Loan Interest Rate		5%

Exchange Fee (of Amount Exchanged), Current [Percent]	0.00%
Other Transaction Fee, Current [Percent]	5.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).

Annual Contract Expenses
	Current Fee		Maximum Fee
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%
*
Consists of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We currently charge a lower fee than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. We may increase the administrative charge and/or the distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.75%
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[1]
Base Contract Expense, Footnotes [Text Block]	Consists of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We currently charge a lower fee than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. We may increase the administrative charge and/or the distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy. A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.13%	0.74%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.74%
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,270	$14,993	$19,972	$30,841

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,270	$6,993	$11,972	$25,633
Minimum Portfolio Company Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,657	$13,136	$16,849	$24,794

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,657	$5,136	$8,849	$19,259

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,270
Surrender Expense, 1 Year, Minimum [Dollars]	9,657
Surrender Expense, 3 Years, Maximum [Dollars]	14,993
Surrender Expense, 3 Years, Minimum [Dollars]	13,136
Surrender Expense, 5 Years, Maximum [Dollars]	19,972
Surrender Expense, 5 Years, Minimum [Dollars]	16,849
Surrender Expense, 10 Years, Maximum [Dollars]	30,841
Surrender Expense, 10 Years, Minimum [Dollars]	$ 24,794
No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,270	$14,993	$19,972	$30,841

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,270	$6,993	$11,972	$25,633
Minimum Portfolio Company Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,657	$13,136	$16,849	$24,794

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,657	$5,136	$8,849	$19,259

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,270
No Surrender Expense, 1 Year, Minimum [Dollars]	1,657
No Surrender Expense, 3 Years, Maximum [Dollars]	6,993
No Surrender Expense, 3 Years, Minimum [Dollars]	5,136
No Surrender Expense, 5 Years, Maximum [Dollars]	11,972
No Surrender Expense, 5 Years, Minimum [Dollars]	8,849
No Surrender Expense, 10 Years, Maximum [Dollars]	25,633
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,259
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss. You can lose money by investing in the policy.
Not a Short-term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the policy.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.

Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•  The minimum amount that may be transferred from the GIA to an investment option is $500.

•  Only the GIA can be used as a source of the transfer.

•  Only available during the accumulation phase.

•  A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.
Death Benefit
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and proper written instructions.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.

Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•  The minimum amount that may be transferred from the GIA to an investment option is $500.

•  Only the GIA can be used as a source of the transfer.

•  Only available during the accumulation phase.

•  A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.

Name of Benefit [Text Block]	Death Benefit
Benefits Description [Table Text Block]
Death Benefit
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and proper written instructions.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Name of Benefit [Text Block]	Death Benefit
Calculation Method of Benefit [Text Block]
Death Benefit
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and proper written instructions.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑2. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM 1* Adviser: Capital Research and Management CompanySM Sub adviser: None	0.25%	19.40%	12.47%	10.54%
Stock/International Growth Fund	American Funds Insurance Series® International Fund* Adviser: Capital Research and Management CompanySM Sub adviser: None	0.53%	3.40%	1.48%	4.27%
Stock Index Fund	BNY Mellon Stock Index Fund, Inc.** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Mellon Investments Corporation (Index Provider)	0.27%	24.67%	14.21%	12.81%
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio[2]** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Newton Investment Management North America, LLC	0.74%	4.62%	5.89%	6.47%
[1]
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2026. The waiver may only be modified or terminated with the approval of the fund’s board.

[2]
The fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2026. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

*	Class 1 Shares.
**	Initial Share Class.

Large Blend Fund	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. ** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Newton Investment Management Limited	0.67%	24.89%	13.46%	11.52%
Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Adviser: Wellington Management Company, LLP Sub Adviser: None	0.20%	14.80%	8.18%	8.37%
Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Adviser: PRIMECAP Management Company Sub Adviser: None	0.34%	13.41%	11.86%	12.37%
Stock/Mid‑Cap Index Fund	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.17%	15.08%	9.70%	9.41%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.14%	1.24%	(0.39)%	1.25%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.13%	23.71%	13.67%	12.37%

Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑2. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM 1* Adviser: Capital Research and Management CompanySM Sub adviser: None	0.25%	19.40%	12.47%	10.54%
Stock/International Growth Fund	American Funds Insurance Series® International Fund* Adviser: Capital Research and Management CompanySM Sub adviser: None	0.53%	3.40%	1.48%	4.27%
Stock Index Fund	BNY Mellon Stock Index Fund, Inc.** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Mellon Investments Corporation (Index Provider)	0.27%	24.67%	14.21%	12.81%
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio[2]** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Newton Investment Management North America, LLC	0.74%	4.62%	5.89%	6.47%
[1]
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2026. The waiver may only be modified or terminated with the approval of the fund’s board.

[2]
The fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2026. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

*	Class 1 Shares.
**	Initial Share Class.

Large Blend Fund	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. ** Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Newton Investment Management Limited	0.67%	24.89%	13.46%	11.52%
Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Adviser: Wellington Management Company, LLP Sub Adviser: None	0.20%	14.80%	8.18%	8.37%
Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Adviser: PRIMECAP Management Company Sub Adviser: None	0.34%	13.41%	11.86%	12.37%
Stock/Mid‑Cap Index Fund	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.17%	15.08%	9.70%	9.41%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.14%	1.24%	(0.39)%	1.25%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub Adviser: None	0.13%	23.71%	13.67%	12.37%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the policy.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.
Principal Risk [Text Block]
Not a Short-term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.
Principal Risk [Text Block]
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Principal Risk [Text Block]
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

American Funds Insurance Series Washington Mutual Investors Fund SM [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Income and Growth
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund SM 1*	[2],[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	10.54%
American Funds Insurance Series International Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/International Growth Fund
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund*	[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.27%
BNY Mellon Stock Index Fund Inc [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock Index Fund
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.**	[4]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation (Index Provider)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	24.67%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	12.81%
BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Small Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio[2]**	[4],[5]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.47%
BNY Mellon Sustainable U S Equity Portfolio Inc [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. **	[4]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	24.89%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Vanguard Variable Insurance Fund Balanced Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Vanguard Variable Insurance Fund Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Growth Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Vanguard Variable Insurance Fund Mid Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Mid‑Cap Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Bond/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Policy Year 1 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 2 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 3 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 4 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 5 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 6 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 7 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 8 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 9 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 10 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 11 Plus [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Automatic Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The minimum amount that may be transferred from the GIA to an investment option is $500.• Only the GIA can be used as a source of the transfer.• Only available during the accumulation phase.• A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments rebalanced to your percentage allocation selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation phase.
Name of Benefit [Text Block]	Asset Rebalancing
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals may significantly reduce the benefit.
Name of Benefit [Text Block]	Death Benefit

[1]	Consists of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We currently charge a lower fee than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. We may increase the administrative charge and/or the distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.
[2]	Class 1 Shares.
[3]	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2026. The waiver may only be modified or terminated with the approval of the fund’s board.
[4]	Initial Share Class.
[5]	The fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2026. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.